Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 62.2%
Electric Utilities - 6.4%
Avangrid, Inc.	16,100	$ 801,619
Brookfield Renewable Corp., Class A (A)	22,600	1,015,644
NextEra Energy, Inc.	34,500	9,684,150

		11,501,413

Gas Utilities - 0.5%
AltaGas, Ltd. (B)	40,600	508,618
Brookfield Infrastructure Corp., Class A	7,222	329,612

		838,230

Independent Power & Renewable Electricity Producers - 11.4%
Atlantica Sustainable Infrastructure PLC	263,500	7,897,095
Clearway Energy, Inc., Class A	4,500	103,095
Clearway Energy, Inc., Class C	132,200	3,244,188
Innergex Renewable Energy, Inc.	172,600	2,962,465
Northland Power, Inc. (B)	57,000	1,561,760
TerraForm Power, Inc., Class A (C)	153,300	2,966,355
TransAlta Corp.	148,500	971,190
TransAlta Renewables, Inc. (B)	76,700	893,292

		20,599,440

Multi-Utilities - 2.5%
Algonquin Power & Utilities Corp. (B)	239,900	3,308,579
Sempra Energy	10,000	1,244,600

		4,553,179

Oil, Gas & Consumable Fuels - 41.4%
Antero Midstream Corp. (B)	215,700	1,223,019
Cheniere Energy, Inc. (A)	55,091	2,725,903
Enbridge, Inc.	240,154	7,684,928
Equitrans Midstream Corp.	244,600	2,360,390
Gibson Energy, Inc. (B)	87,700	1,444,370
Hess Midstream, LP, Class A (B)	29,600	514,744
Kinder Morgan, Inc.	751,900	10,601,790
ONEOK, Inc.	64,700	1,805,777
Pembina Pipeline Corp.	269,600	6,562,064
Phillips 66	96,600	5,991,132
Plains GP Holdings, LP, Class A (A)	583,313	4,631,505
Targa Resources Corp.	329,335	6,020,244
TC Energy Corp.	246,125	11,223,300
Williams Cos., Inc.	629,300	12,038,509

		74,827,675

Total Common Stocks (Cost $127,115,900)		112,319,937

MASTER LIMITED PARTNERSHIPS - 29.1% (D)
Energy Equipment & Services - 0.5%
Hoegh LNG Partners, LP	75,121	773,746

Independent Power & Renewable Electricity Producers - 10.1%
Brookfield Renewable Partners, LP (A)	90,400	3,895,336
NextEra Energy Partners, LP	230,622	14,344,689

		18,240,025

Multi-Utilities - 1.5%
Brookfield Infrastructure Partners, LP	65,000	2,719,600

Oil, Gas & Consumable Fuels - 17.0%
BP Midstream Partners, LP	158,755	1,730,429

	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued) (D)
Oil, Gas & Consumable Fuels (continued)
Enable Midstream Partners, LP	136,700	$ 635,655
Energy Transfer, LP	798,637	5,231,072
Enterprise Products Partners, LP	370,211	6,515,714
Enviva Partners, LP	23,109	882,995
KNOT Offshore Partners, LP	64,302	845,571
Magellan Midstream Partners, LP	108,300	4,385,067
MPLX, LP	280,681	5,128,042
Phillips 66 Partners, LP	84,300	2,343,540
Rattler Midstream, LP	146,400	1,152,168
TC PipeLines, LP	44,016	1,349,531
Teekay LNG Partners, LP (B)	43,400	472,192

		30,671,976

Total Master Limited Partnerships (Cost $64,528,121)		52,405,347

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (E)	572,586	572,586

Total Other Investment Company (Cost $572,586)		572,586

	Principal	Value
REPURCHASE AGREEMENT - 8.3%
Fixed Income Clearing Corp., 0.00% (E), dated 07/31/2020, to be repurchased at $14,969,220 on 08/03/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2023, and with a value of $15,268,661.	$ 14,969,220	14,969,220

Total Repurchase Agreement (Cost $14,969,220)		14,969,220

Total Investments (Cost $207,185,827)		180,267,090
Net Other Assets (Liabilities) - 0.1%		241,107

Net Assets - 100.0%		$ 180,508,197

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$109,353,582	$2,966,355	$—	$112,319,937
Master Limited Partnerships	52,405,347	—	—	52,405,347
Other Investment Company	572,586	—	—	572,586
Repurchase Agreement	—	14,969,220	—	14,969,220

Total Investments	$162,331,515	$17,935,575	$—	$180,267,090

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,709,919, collateralized by cash collateral of $572,586 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,421,045. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2020, the value of the security is $2,966,355, representing 1.6% of the Fund’s net assets.
(D)	The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.
(E)	Rates disclosed reflect the yields at July 31, 2020.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica MLP & Energy Income

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 3